Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of components of lease costs, lease term and discount rate with respect of leases

2019

Operating lease cost	$41
Weighted Average Remaining Lease Term - Operating leases	1.41 year
Weighted Average Discount Rate - Operating leases	6.00%

Schedule of maturities of lease liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

Operating Leases
2020	$71
2021	29
Thereafter	—
Total undiscounted cash flows	100
Less: imputed interest	(3)
Present value of lease liabilities	97

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

For the year ending December 31,	Future Minimum Rentals
2020	$1,119
2021	739
2022	246
2023	61
2024	—
Total	2,165